MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Defined contribution plan expenses	$ 3,130,308	$ 3,142,213	$ 3,325,383
Appropriated from accumulated loss	20,190,729	16,803,191
Restrictions of statutory reserves	$ 182,840,330	$ 124,814,365